SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) (Parenthetical) $ in Millions	Dec. 31, 2020 USD ($)
Bank Loan Three [Member]
Short-term Debt [Line Items]
Restricted bank time deposit	$ 0.2